Net fees and commissions income - Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Fee and commission income [abstract]
Fees and commission received for brokerage	₩ 152,479		₩ 156,534	₩ 146,216
Fees and commission received related to credit	167,350		178,136	182,151
Fees and commission received for electronic finance	128,493		128,163	125,760
Fees and commission received on foreign exchange handling	55,653		57,335	55,993
Fees and commission received on foreign exchange	111,348		115,450	99,071
Fees and commission received for guarantee	98,548		104,301	88,580
Fees and commission received on credit card	657,884		638,573	640,918
Fees and commissions received on securities business	91,414		69,935	58,553
Fees and commission from trust management	274,581		252,732	266,197
Fees and commission received on credit information	10,113		10,733	10,768
Fees and commission received related to lease	961,954		892,126	698,463
Other fees	307,954		270,198	193,144
Total	₩ 3,017,771	$ 2,089,073	₩ 2,874,216	₩ 2,565,814